Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 90,600	$ 15,311
Accounts receivable, net of allowance for credit losses	4,285	5,471
Notes receivable, current	13	63
Inventories	1,418	5,230
Prepaid expenses	1,364	1,290
Government assistance	2,247	1,718
Other current assets	573	1,008
Total current assets	100,500	30,091
Noncurrent assets
Notes receivable, noncurrent	32
Deferred income tax assets		3,077
Deferred tax credits	250	15
Property, plant and equipment net of accumulated depreciation	3,275	3,392
Intangible assets, net of accumulated amortization	96	96
Operating lease right-of-use assets	1,502	2,052
Goodwill	8,317	8,317
Equity securities, at cost	455	486
Other noncurrent assets	261	275
Total noncurrent assets	14,188	17,710
TOTAL ASSETS	114,688	47,801
Current Liabilities
Accounts payable	13,496	12,863
Notes payable	5,900	4,085
Indebtedness to related parties, current	78	79
Convertible note payable, current	9	190
Deferred revenue, current	93	217
Current portion of obligations under operating lease liabilities	607	638
Income tax payable	2	4
Other current liabilities	1,135	832
Total current liabilities	21,320	18,908
Noncurrent liabilities
Bonds, mortgages and other long-term debt	102	1,820
Convertible note payable, noncurrent		1,519
Deferred revenue, noncurrent	21	24
Indebtedness to related parties, noncurrent	1,387
Operating lease liabilities, noncurrent	853	1,443
Employee benefit plan obligation	3,877	3,001
Other noncurrent liabilities	4	2
Total noncurrent liabilities	6,244	7,809
TOTAL LIABILITIES	27,564	26,717
SHAREHOLDERS' EQUITY
Share subscription in progress	1
Treasury stock, at cost (56,508 and 122,053 shares held)	(502)	(691)
Additional paid-in capital	316,431	289,448
Accumulated other comprehensive income / (loss)	3,150	4,041
Accumulated deficit	(294,407)	(280,961)
Total shareholders' equity attributable to WISeKey shareholders	25,048	20,407
Noncontrolling interests in consolidated subsidiaries	62,076	677
Total shareholders' equity	87,124	21,084
TOTAL LIABILITIES AND EQUITY	114,688	47,801
Common Stock Class A
SHAREHOLDERS' EQUITY
Common stock	16	400
Common Stock Class B
SHAREHOLDERS' EQUITY
Common stock	359	8,170
Treasury stock, at cost (56,508 and 122,053 shares held)	$ (502)	$ (691)